Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Losses (millions)(7)	Total Revenue (millions)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$4,968,334	$2,919,461	$1,031,729	$778,606	$109.44	$91.34	$(3.66)	$216.17
2022	$4,736,784	$6,835,673	$1,205,006	$1,070,882	$137.40	$112.67	$(1.75)	$192.29
2021	$2,971,584	$3,514,742	$906,875	$1,001,831	$102.59	$109.92	$(2.44)	$168.95

1
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Stang (our Chief Executive Officer, also referred to as PEO) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – 2023 Summary Compensation Table.”
2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Stang, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Stang during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Stang’s total compensation for each fiscal year to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$4,968,334	$(3,769,900)	$1,721,027	$2,919,461
2022	$4,736,784	$(3,403,800)	$5,502,689	$6,835,673
2021	$2,971,584	$(1,660,000)	$2,203,158	$3,514,742

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same applicable fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total Equity Award Adjustments
2023	$2,550,940	$(728,655)	$562,501	$(663,759)	$1,721,027
2022	$3,060,181	$714,295	$754,432	$973,780	$5,502,689
2021	$1,745,798	$35,393	$433,091	$(11,123)	$2,203,158

3
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Stang, who has served as our CEO since 2009) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The names of each of the NEOs (excluding Mr. Stang) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2023, Shig Hamamatsu, Jenny Yeh, James Gustke and Namrata Sabharwal; (ii) for 2022, Shig Hamamatsu, Jenny Yeh, Ravi Narula (our former Chief Financial Officer), and James Gustke; and (iii) for 2021, Jenny Yeh, Ravi Narula and James Gustke.
4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Stang), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Stang) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Stang) for each fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,031,729	$(484,010)	$230,887	$778,606
2022	$1,205,006	$(871,608)	$737,484	$1,070,882
2021	$906,875	$(345,087)	$440,042	$1,001,831

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total Average Equity Award Adjustments
2023	$338,586	$(98,820)	$74,485	$(83,363)	$230,887
2022	$530,521	$43,493	$62,442	$101,027	$737,484
2021	$357,662	$5,713	$78,289	$(1,622)	$440,042

5
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NASDAQ Telecommunications Index.
7
The dollar amounts reported represent the amount of GAAP net loss reflected in the Company’s audited financial statements for the applicable fiscal year.
8
While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that total revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs to the Company's performance for the most recently completed fiscal year.

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs (excluding Mr. Stang) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2023, Shig Hamamatsu, Jenny Yeh, James Gustke and Namrata Sabharwal; (ii) for 2022, Shig Hamamatsu, Jenny Yeh, Ravi Narula (our former Chief Financial Officer), and James Gustke; and (iii) for 2021, Jenny Yeh, Ravi Narula and James Gustke.
Peer Group Issuers, Footnote [Text Block]
6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NASDAQ Telecommunications Index.

PEO Total Compensation Amount	$ 4,968,334	$ 4,736,784	$ 2,971,584
PEO Actually Paid Compensation Amount	$ 2,919,461	6,835,673	3,514,742
Adjustment To PEO Compensation, Footnote [Text Block]
2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Stang, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Stang during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Stang’s total compensation for each fiscal year to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$4,968,334	$(3,769,900)	$1,721,027	$2,919,461
2022	$4,736,784	$(3,403,800)	$5,502,689	$6,835,673
2021	$2,971,584	$(1,660,000)	$2,203,158	$3,514,742

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same applicable fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total Equity Award Adjustments
2023	$2,550,940	$(728,655)	$562,501	$(663,759)	$1,721,027
2022	$3,060,181	$714,295	$754,432	$973,780	$5,502,689
2021	$1,745,798	$35,393	$433,091	$(11,123)	$2,203,158

Non-PEO NEO Average Total Compensation Amount	$ 1,031,729	1,205,006	906,875
Non-PEO NEO Average Compensation Actually Paid Amount	$ 778,606	1,070,882	1,001,831
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Stang), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Stang) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Stang) for each fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,031,729	$(484,010)	$230,887	$778,606
2022	$1,205,006	$(871,608)	$737,484	$1,070,882
2021	$906,875	$(345,087)	$440,042	$1,001,831

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total Average Equity Award Adjustments
2023	$338,586	$(98,820)	$74,485	$(83,363)	$230,887
2022	$530,521	$43,493	$62,442	$101,027	$737,484
2021	$357,662	$5,713	$78,289	$(1,622)	$440,042

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The following graph demonstrates the relationship of the amount of compensation actually paid to our PEO, Mr. Stang, and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Stang) with the Company’s cumulative TSR over the three fiscal years presented in the table.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Losses

The following graph demonstrates the relationship of the amount of compensation actually paid to our PEO, Mr. Stang, and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Stang) with the Company’s net losses over the three fiscal years presented in the table. While the Company does not use net losses as a performance measure in the overall executive compensation program, the measure of net losses is correlated with the measure of total revenue, which the Company does use when setting goals in the Company’s cash bonus programs.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Total Revenue

The following graph demonstrates the relationship of the amount of compensation actually paid to our PEO, Mr. Stang, and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Stang) with the Company’s total revenue over the three fiscal years presented in the table. From fiscal years 2021 to 2023, the compensation actually paid to Mr. Stang and the average of the compensation actually paid to the Company’s NEOs as a group (excluding Mr. Stang) decreased by 17% and 22%, respectively, compared to a 28% increase in the Company’s total revenue over the same period.

While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that total revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. We consider total revenue to be the most important financial measure used to link compensation actually paid to the Company’s performance in fiscal 2023 because it was one of the performance measures used to set goals under our cash bonus plan. Total revenue was chosen as one of the performance objectives under our cash bonus plan because we believed it to be a key indicator of financial success and stockholder value creation for the Company. Our compensation committee also selected this measure because improvement in this measure aligns with our overall growth strategy, as described in greater detail in “Executive Compensation – Compensation Discussion and Analysis.”

Compensation Actually Paid vs. Total Revenue

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the three fiscal year period presented in the table was $100 as of January 1, 2020, $102.59 as of January 1, 2021, $137.40 as of January 1, 2022 and $109.44 as of January 1, 2023, while the cumulative TSR of the peer group presented for this purpose, the NASDAQ Telecommunications Index, was $100 as of January 1, 2020, $109.92 as of January 1, 2021, $112.67 as of January 1, 2022 and $91.34 as of January 1, 2023. The Company’s cumulative TSR outperformed the NASDAQ Telecommunications Index during the 2023 and 2022 fiscal years presented in the table, representing the Company’s superior financial performance as compared to the companies comprising the NASDAQ Telecommunications Index peer group in such fiscal years. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEO to the Company’s performance for the most recently completed fiscal year, are as follows:

•
Total revenue
•
Adjusted EBITDA

Total Shareholder Return Amount	$ 109.44	137.40	102.59
Peer Group Total Shareholder Return Amount	91.34	112.67	109.92
Net Income (Loss)	$ (3,660,000)	$ (1,750,000)	$ (2,440,000)
Company Selected Measure Amount	216,170,000	192,290,000	168,950,000
PEO Name	Mr. Stang
Additional 402(v) Disclosure [Text Block]
2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Stang, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Stang during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Stang’s total compensation for each fiscal year to determine the compensation actually paid:

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,769,900)	$ (3,403,800)	$ (1,660,000)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,721,027	5,502,689	2,203,158
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,550,940	3,060,181	1,745,798
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(728,655)	714,295	35,393
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	562,501	754,432	433,091
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(663,759)	973,780	(11,123)
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,721,027	5,502,689	2,203,158
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(484,010)	(871,608)	(345,087)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	230,887	737,484	440,042
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	338,586	530,521	357,662
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(98,820)	43,493	5,713
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	74,485	62,442	78,289
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(83,363)	101,027	(1,622)
Non-PEO NEO [Member] | Total Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 230,887	$ 737,484	$ 440,042